1.  Name and address of issuer

	MORGAN STANLEY AIP DYNAMIC ALTERNATIVE STRATEGIES FUND

2. The name of each series or class of securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-22789

3b.  Securities Act File Number:

	333-185994

4a. Last day of fiscal year for which this Form is filed:

	March 31, 2014

4b. [] Check box if this Form is being filed late
(i.e., more than 90 calendar
days after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities sold
during the fiscal year
pursuant to section 24(f):	45,538,281

	(ii)  Aggregate price of securities redeemed
or repurchased during the
fiscal year:	19,710,536

	(iii)  Aggregate price of securities redeemed
or repurchased during any
prior fiscal year ending no earlier than October 11,
1995 that were not previously
used to reduce registration fees payable to the
Commission:	0

	(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
(19,710,536)

	(v)  Net sales -- if item 5(i) is greater
than item 5(iv) [subtract item
5(iv) from item 5(i)]:	25,827,745

	(vi)  Redemption credits available for use
in future years - if item 5(i)
is less than item 5(iv) [subtract item 5(iv) from
item 5(i)]:	0.00

	(vii)  Multiplier for determining
registration fee (See Instruction C.9):
	   .0001288

	(viii)  Registration fee due [multiply item
5(v) by item 5(vii)] (enter "0"
if no fee is due):	3326.61

6.  Prepaid Shares:

	If the response to Item 5(i) was determined
by deducting an amount of securities
that were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the amount of
securities (number of shares or shares
or other units) deducted here:	.  If there is a
number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year
for which this form is filed that are available for
use by the issuer in future fiscal
years, then state that number here:	.

	If the response to Item 5(i) was determined
by deducting an amount of securities
that were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the amount of
securities (number of shares or shares
or other units) deducted here:	.  If there is a
number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold
at the end of the fiscal year for which
this form is filed that are available for use by
the issuer in future fiscal years, then
state that number here:	.

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[X] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the
following persons on behalf of the issuer
and in the capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "June 29, 2014"
*Please print the name and title of the signing officer
below the